Long-Term Debt, Short-Term Debt, and Financing Arrangements - Summary of Long-Term Debt Obligations (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Long-term debt (including current maturities)	$ 1,374	$ 1,310
Less-maturities classified as current	3	3
Unamortized debt issuance costs	13	13
Total long-term debt	1,358	1,294
5% Senior Notes Due 2026
Debt Instrument [Line Items]
Long-term debt (including current maturities)	500
Unamortized debt issuance costs	8
Tenneco Inc. (Parent Company) | Line of Credit [Member] | Revolver Borrowings Due 2019 [Member]
Debt Instrument [Line Items]
Long-term debt (including current maturities)	0	300
Tenneco Inc. (Parent Company) | Line of Credit [Member] | Revolver Borrowings Due 2022 [Member]
Debt Instrument [Line Items]
Long-term debt (including current maturities)	244
Tenneco Inc. (Parent Company) | Term Loan [Member] | Senior Tranche A Term Loan Due 2017 Through 2020
Debt Instrument [Line Items]
Long-term debt (including current maturities)	0	270
Tenneco Inc. (Parent Company) | Term Loan [Member] | Senior Tranche A Term Loan due 2017 through 2022
Debt Instrument [Line Items]
Long-term debt (including current maturities)	390	0
Tenneco Inc. (Parent Company) | Senior Notes [Member] | 5 3/8% Senior Notes due 2024
Debt Instrument [Line Items]
Long-term debt (including current maturities)	225	225
Tenneco Inc. (Parent Company) | Senior Notes [Member] | 5% Senior Notes Due 2026
Debt Instrument [Line Items]
Long-term debt (including current maturities)	500	500
Other subsidiaries | Other Long Term Debt [Member] | Other Long Term Debt Due 2020
Debt Instrument [Line Items]
Long-term debt (including current maturities)	5	7
Other subsidiaries | Notes Payable, Other Payables [Member] | Notes Due 2018 Through 2028
Debt Instrument [Line Items]
Long-term debt (including current maturities)	$ 10	$ 8